Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2014
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information—Financial Statement Schedule I
Canadian Solar Inc.

           Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2014 of $393,532,526, exceeded the 25% threshold.

           The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2013	December 31, 2014
	(In U.S. dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	29,585,498	3,454,972
Accounts receivable trade, net of allowance for doubtful accounts of $5,209,909 and $4,302,411 at December 31, 2013 and 2014, respectively	351,207	4,005,689
Inventories	156,179	442,606
Amounts due from related parties—current	128,261,643	252,569,838
Advances to suppliers, net	—	1,991,396
Prepaid expenses and other current assets	2,240,692	5,852,442

Total current assets	160,595,219	268,316,943
Investment in subsidiaries	252,177,589	534,848,697
Deferred tax assets, net	4,863,395	3,655,138
Amount due from related parties—non-current	150,000,000	150,000,000
Other non-current assets	28,491,395	48,219,119

TOTAL ASSETS	596,127,598	1,005,039,897

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	12,246,050	—
Accounts payable	13,127	4,560
Amounts due to related parties	141,139,539	99,011,445
Other current liabilities	3,936,495	6,824,785

Total current liabilities	157,335,211	105,840,790
Accrued warranty costs	18,188,694	18,272,826
Convertible notes	—	150,000,000
Long-term borrowings	16,393,089	—
Liability for uncertain tax positions	13,681,821	14,315,282
TOTAL LIABILITIES	205,598,815	288,428,898

Equity:
Common shares—no par value: unlimited authorized shares, 51,034,343 and 55,161,856 shares issued and outstanding at December 31, 2013 and 2014, respectively	561,241,785	675,236,489
Additional paid-in capital	(32,121,269)	(25,682,022)
Retained earnings (Accumulated deficit)	(192,502,847)	46,998,469
Accumulated other comprehensive income	53,911,114	20,058,063

TOTAL EQUITY	390,528,783	716,610,999

TOTAL LIABILITIES AND EQUITY	596,127,598	1,005,039,897

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2012	2013	2014
	(In U.S. dollars)
Net revenues	111,414,327	11,802,218	15,899,641
Cost of revenues	80,190,744	5,282,597	4,401,056

Gross profit	31,223,583	6,519,621	11,498,585

Operating expenses:
Selling expenses	3,649,131	3,520,618	3,999,535
General and administrative expenses	11,955,578	5,724,288	8,331,139
Research and development expenses	764,145	714,980	415,857

Total operating expenses	16,368,854	9,959,886	12,746,531

Income (loss) from operations	14,854,729	(3,440,265)	(1,247,946)

Other income (expenses):
Interest expense	(255,502)	—	(6,328,588)
Interest income	1,559,207	12,021,534	10,369,290
Foreign exchange loss	(622,816)	(8,454,989)	(5,335,145)
Others	—	427,560	47,092

Other income (expenses), net:	680,889	3,994,105	(1,247,351)

Profit (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	15,535,618	553,840	(2,495,297)
Income tax expense	(7,441,590)	(1,275,114)	(1,006,201)
Equity in earnings (loss) of subsidiaries	(202,699,044)	35,132,523	243,283,097
Equity in loss of unconsolidated investees	(863,675)	(2,751,973)	(280,282)

Net Income (loss)	(195,468,691)	31,659,276	239,501,317

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2012	2013	2014
	(In U.S. dollars)
Net income (loss)	(195,468,691)	31,659,276	239,501,317
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	5,239,819	3,115,584	(33,853,050)

Comprehensive income (loss) attributable to Canadian Solar Inc.	(190,228,872)	34,774,860	205,648,267

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2013	2014
	(In U.S. dollars)
Operating activities:
Net Income (loss)	(195,468,691)	31,659,276	239,501,317
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,950	5,092	727
Loss on disposal of property, plant and equipment	—	—	3,919
Allowance for doubtful debts	8,369,187	1,872,247	11,434,154
Amortization of discount on debt	49,699	—	—
Equity in (earnings) loss of subsidiaries	202,699,044	(35,132,523)	(243,283,097)
Equity in loss of unconsolidated investees	863,675	2,751,973	280,282
Share-based compensation	5,185,242	6,175,006	5,087,925
Changes in operating assets and liabilities:
Inventories	9,840,507	2,827,896	(286,427)
Accounts receivable trade	(1,317,532)	627,106	(5,243,925)
Amounts due from related parties	(121,173,334)	85,992,946	3,904,909
Advances to suppliers	(293,911)	(282,804)	(11,836,107)
Other current assets	(7,540,414)	8,311,717	(2,260,429)
Other non-current assets	(20,387,009)	6,860,201	(19,727,525)
Accounts payable	79	9,023	(8,567)
Advances from customers	(452,417)	(121,511)	(656,985)
Amounts due to related parties	(18,298,349)	(18,331,820)	(42,128,094)
Accrued warranty costs	431,138	(14,644,337)	84,132
Other current liabilities	(4,255,036)	(2,558,022)	3,545,274
Liability for uncertain tax positions	1,975,793	141,795	633,461
Deferred taxes	5,718,014	406,214	1,208,257

Net cash provided by (used in) operating activities	(134,047,365)	76,569,475	(59,746,799)

Investing activities:
Decrease (increase) in restricted cash	5,731,365	—	—
Investment in subsidiaries	(13,319,864)	(10,602,333)	(39,668,294)
Purchases of property, plant and equipment	(3,589)	(266)	(4,845)
Payment of borrowings to a related party	—	—	(139,088,104)
Proceeds from interest receivable	—	—	10,875,000

Net cash used in investing activities	(7,592,088)	(10,602,599)	(167,886,243)

Financing activities:
Proceeds from short-term borrowings	68,000,000	—	—
Repayment of short-term borrowings	—	(55,753,950)	(12,246,050)
Proceeds from long-term borrowings	70,063,488	—	—
Repayment of long-term borrowings	—	(53,670,399)	(16,393,089)
Payment for repurchase of convertible senior notes	(1,000,000)	—	—
Proceeds from issuance of warrants	2,500,000	—	—
Proceeds from issuance of common shares offering	—	50,000,000	115,009,200
Issuance costs paid for common shares offering	—	(2,112,623)	(6,090,340)
Proceeds from issuance of convertible notes	—	—	150,000,000
Issuance cost paid on convertible notes	—	—	(5,103,441)
Proceeds from exercise of stock options	158,766	10,792,703	3,342,573

Net cash provided by financing activities	139,722,254	(50,744,269)	228,518,853

Effect of exchange rate changes	5,239,819	3,115,585	(27,016,337)

Net increase (decrease) in cash and cash equivalents	3,322,620	18,338,192	(26,130,526)
Cash and cash equivalents at the beginning of the year	7,924,686	11,247,306	29,585,498
Cash and cash equivalents at the end of the year	11,247,306	29,585,498	3,454,972

Supplemental disclosure of cash flow information:
Interest paid	255,502	—	3,941,758
Income taxes paid	290,813	297,643	735,894